Supplement to the
Fidelity® Total Bond Fund
Class A, Class M, Class C, Class I
and Class Z
October 30, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Effective April 2, 2018, Michael Weaver serves as a co-manager of the fund.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume co-manager responsibilities for Mr. Conti’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Michael Weaver is co-manager of the fund, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Weaver has worked as a research analyst and portfolio manager.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume co-manager responsibilities for Mr. Conti’s portion of the fund.

ATB-18-01 1.808071.132	March 22, 2018

Supplement to the
Fidelity® Total Bond Fund
October 30, 2017
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Effective April 2, 2018, Michael Weaver serves as a co-manager of the fund.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume co-manager responsibilities for Mr. Conti’s portion of the fund.

The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Michael Weaver is co-manager of the fund, which he has managed since April 2018. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Weaver has worked as a research analyst and portfolio manager.

It is expected that Mr. Conti will retire effective as of December 31, 2018. At that time, Mr. Weaver will assume co-manager responsibilities for Mr. Conti’s portion of the fund.

TBD-18-01 1.780489.117	March 22, 2018